U.S. SECURITIES AND EXCHANGE COMMISSION

	Washington DC 20549

	FORM 24F-2

	Annual Filing under Rule 24f-2
	of the Investment Company Act of 1940

	Read instructions at end of Form before preparing Form.
	please print or type.

1. 	Name and address of issuer:
		Fortis Tax-Free Portfolios, Inc.
		500 Bielenberg Drive
		Woodbury MN 55125

2.	Name of each series or class of securities for
which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):


3.	Investment Company Act File Number:	811-3498

	Securities Act File Number:	2-78148

4(a).	Last day of fiscal year for which this notice
is filed:	October 31, 2001

4(b).	___	Check box if this Form is being filed
late (i.e., more than 90 days after the end of the issuer's fiscal year).

4(c).	___	Check box if this is the last time the
issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
during the fiscal year pursuant to section
24(f):
				$710,846

	(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:

				($1,274,989)

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

				($36,042,943)







	(iv)	Total available redemption credits (add items
5(ii) and 5(iii):

				($37,317,932)

	(v)	Net sales--if Item 5(i) is greater than Item
5(iv) [subtract Item 5(iv) from Item 5(i)]

				($36,607,086)

	(vi)	Redemption credits available for use in
future years -- if Item 5(i) is less that
Item 5(iv) [subtract Item 5(iv) from Item
5(i):
				($36,607,086)

	(vii) Multiplier for determining registration
	fee 	(see instruction C.8):
					X $0.00025

	(viii) Registration fee due [multiply Item 5(v) by
		Item 5(vii] (enter "0" if no fee is due):

					=$0.00

6.	Interest due -- if this Form is being filed more
than 90 days after the end of the issuer's fiscal
year (see Instruction D):
					 $0.00

7.	Total of the amount of the registration fee due
plus any interest due [Item 5(vii) plus Item 6]:
					$0.00

8.	Date the registration fee and any interest payment
was sent to the Commission's lockbox depository:

	Account Number:
	Method of Delivery:


SIGNATURES

This Form has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

By: (Signature and Title)


		/s/ Tamara L. Fagely

		Tamara L. Fagely,  Vice President


Date: 	January 10, 2002